Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Other investments
Current accounts	$ 72,409	$ 54,839
Bank deposits	1,833	4,069
Fiduciary deposits	4,000	4,000
Total	$ 78,242	$ 62,908	$ 41,553	$ 111,049